Provisions - Additional Information (Details) - CAD ($)		12 Months Ended
	Apr. 01, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Other Provisions [Line Items]
Percentage of annual royalties under royalty agreement and as maintained by court		1.00%
Provision for litigation				$ 2,130,074
Amount of legal proceedings paid during the year			$ 1,200,537
Additional legal fees paid for appeal			106,817
Provision for royalty payments		$ 755,852	292,983
Litigation related to provision for royalty payments		1,871,555	$ 1,115,703
Claim on litigation amount payment		8,500,000
Provision for litigation settlement				$ 5,834,502
Number of common shares			600,000
Other provisions for other legal obligations		$ 195,000
Acasti
Disclosure Of Other Provisions [Line Items]
Number of shares held in subsidiary and transferable as part of litigation settlement		2,100,000
Number of shares held in subsidiary and transferred as part of final release			2,100,000
PMGSL
Disclosure Of Other Provisions [Line Items]
Provision for litigation		$ 754,440
Ordinary shares [member]
Disclosure Of Other Provisions [Line Items]
Number of treasury shares		600,000
Subsequent Events
Disclosure Of Other Provisions [Line Items]
Payments related to litigation provision	$ 1,740,770